UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number:  28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:


  /s/ Steven Rohlfing         New York, New York         November 13, 2012
-----------------------     ----------------------     ---------------------
      [Signature]               [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:            18

Form 13F Information Table Value Total:            $52,763
                                                   (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     Form 13F File Number          Name
     --------------------          -----------------------------
      (1)  028-10548                SLS Offshore Fund, Ltd.
      (2)  028-13248                SLS Investors, LP

                                                     FORM 13F INFORMATION TABLE
                                                        SLS MANAGEMENT, LLC
                                                         September 30, 2012
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
                                                           VALUE     SHS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED  NONE
---------------------------   --------------   ---------  --------   -------  ---  ----  ----------  --------  -------  ------  ----
BEAM INC                      COM              073730103    2,018     35,070   SH           SOLE                35,070
BP PLC                        SPONSORED ADR    055622104    3,629     85,666   SH           SOLE                85,666
CITIGROUP INC                 COM NEW          172967424    3,066     93,700   SH           SOLE                93,700
COMVERSE TECHNOLOGY INC       COM PAR $0.10    205862402    5,199    845,311   SH           SOLE               845,311
FLEXTRONICS INTL LTD          ORD              Y2573F102    2,750    458,400   SH           SOLE               458,400
PENNEY J C INC                COM              708160106    3,918    161,281   SH           SOLE               161,281
PENNEY J C INC                COM              708160106    2,429    100,000       CALL     SOLE               100,000
LOWES COS INC                 COM              548661107    2,958     97,825   SH           SOLE                97,825
PARKERVISION INC              COM              701354102      240    102,319   SH           SOLE               102,319
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF T    780097713    6,424    283,000   SH           SOLE               283,000
SEAGATE TECHNOLOGY PLC        SHS              G7945M107    5,314    171,631   SH           SOLE               171,631
SEARS HLDGS CORP              COM              812350106    1,581     28,500   SH           SOLE                28,500
VERINT SYS INC                COM              92343X100    1,041     37,950   SH           SOLE                37,950
VISTEON CORP                  COM NEW          92839U206    1,507     33,900   SH           SOLE                33,900
WELLCARE HEALTH PLANS INC     COM              94946T106    2,075     36,700   SH           SOLE                36,700
WESTERN DIGITAL CORP          COM              958102105    4,419    114,100   SH           SOLE               114,100
YAHOO INC                     COM              984332106    2,357    147,525   SH           SOLE               147,525
YAMANA GOLD INC               COM              98462Y100    1,838     96,200   SH           SOLE                96,200



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